Share-Based Compensation - Summary of Class C Profits Interest Activity (Details) - P3 Health Partners Inc. - Class C units - $ / shares	11 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Time-Based units vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	1,543,750	1,387,500	1,550,000
Granted	985,000	600,000	1,125,000
Vested	(660,417)	(443,750)	(633,333)
Cancelled/forfeited	(280,000)		(654,167)
Ending balance	1,588,333	1,543,750	1,387,500
Beginning balance (in dollar per share)	$ 0.49	$ 0.13	$ 0.16
Weighted average grant date fair value, granted	4.74	0.49	0.13
Weighted average grant date fair value, Vested	1.12	0.30	0.15
Weighted average grant date fair value, Cancelled/forfeited	0.49		0.14
Ending balance (in dollar per share)	$ 2.66	$ 0.49	$ 0.13
Performance Based units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	2,575,000	1,625,000	500,000
Granted	60,000	950,000	1,375,000
Cancelled/forfeited	(950,000)		(250,000)
Ending balance	1,685,000	2,575,000	1,625,000
Beginning balance (in dollar per share)	$ 0.04	$ 0.04	$ 0.03
Weighted average grant date fair value, granted	0.38	0.04	0.04
Weighted average grant date fair value, Cancelled/forfeited	0.04		0.07
Ending balance (in dollar per share)	$ 0.04	$ 0.04	$ 0.04